UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22951

FundX Investment Trust

(Exact name of registrant as specified in charter)

101 Montgomery Street, Suite 2400

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

Jeff Smith

101 Montgomery Street, Suite 2400

San Francisco, CA 94104

(Name and address of agent for service)

(415) 248-8371

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

FundX ETF
XCOR (Principal U.S. Listing Exchange: NYSEArca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the FundX ETF for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FundX ETF	$120	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Fund overperformed its benchmark, the Morningstar Global Market Large Mid Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong gains as US stocks rallied fairly steadily throughout the period. Stock market gains were narrowly focused on mega-cap technology stocks through the first half of 2024. The tech trend weakened in the third quarter of 2024, and the market rally broadened.

Top Contributors
↑	US large-cap growth ETFs with exposure to leading tech stocks.

Top Detractors
↓	Small positions in global, mid-cap, and growth/value blend strategies.
PERFORMANCE
The Fund’s consistent exposure to tech-oriented US large-cap growth ETFs contributed positively to its performance and kept the Fund ahead of US and global benchmarks. Small positions in global and mid-cap blend ETFs didn’t keep pace with the benchmarks and were replaced.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The chart reflects a hypothetical $10,000 investment in the Fund and its benchmark index. The Fund’s performance reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
FundX ETF	PAGE 1	TSR-AR-360876809

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
FundX ETF (at NAV)	39.03	11.09	9.52
Morningstar Global Market Large Mid Index	31.36	11.97	9.32
Visit  https://fundxetfs.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$167,335,702
Number of Holdings	11
Net Advisory Fee	$1,512,212
Portfolio Turnover	34%
Visit  https://fundxetfs.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Holdings	(%)
iShares Russell Top 200 Growth ETF	12.0%
Vanguard Growth ETF	11.8%
iShares Russell 1000 Growth ETF	11.6%
Invesco S&P 500r Top 50 ETF	11.5%
Vanguard Russell 1000 Growth ETF	11.4%
Vanguard Mega Cap Growth ETF	10.6%
Schwab U.S. Large-Cap Growth ETF	10.4%
Invesco S&P 500 Momentum ETF	9.8%
iShares Global 100 ETF	7.2%
Vanguard S&P 500 Growth ETF	3.5%

Portfolio Allocation	(%)
Core Funds	99.8%
Cash & Other	0.2%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fundxetfs.com/how-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FundX ETFs documents not be householded, please contact FundX ETFs at 1-800-323-1510, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FundX ETFs or your financial intermediary.
FundX ETF	PAGE 2	TSR-AR-360876809

FundX Aggressive ETF
XNAV (Principal U.S. Listing Exchange: NYSEArca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the FundX Aggressive ETF for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FundX Aggressive ETF	$117	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Fund overperformed its benchmark, the Morningstar Global Market Large Mid Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong gains as US stocks rallied fairly steadily throughout the period. Stock market gains were narrowly focused on mega-cap technology stocks through the first half of 2024. The tech trend weakened in the third quarter of 2024, and the market rally broadened.

Top Contributors
↑	Technology sector ETFs, US mega-cap growth ETFs.

Top Detractors
↓	Biotech, foreign, and smaller-cap ETFs.
PERFORMANCE
The Fund’s consistent exposure to technology sector ETFs, such as semiconductor ETFs, contributed positively to returns and kept the fund ahead of its global benchmark, while a handful of positions outside the tech sector, including small positions in biotech, foreign, and smaller-cap ETFs, detracted from returns and were replaced.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The chart reflects a hypothetical $10,000 investment in the Fund and its benchmark index. The Fund’s performance reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
FundX Aggressive ETF	PAGE 1	TSR-AR-360876882

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
FundX Aggressive ETF (at NAV)	34.03	10.99	8.45
Morningstar Global Market Large Mid Index	31.36	11.97	9.32
Visit  https://fundxetfs.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$29,378,821
Number of Holdings	15
Net Advisory Fee	$254,598
Portfolio Turnover	74%
Visit  https://fundxetfs.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Holdings	(%)
iShares Expanded Tech Sector ETF	11.6%
iShares U.S. Technology ETF	11.1%
Schwab U.S. Large-Cap Growth ETF	10.0%
iShares Russell Top 200 Growth ETF	9.8%
Vanguard Mega Cap Growth ETF	9.7%
Vanguard Growth ETF	9.6%
VanEck Semiconductor ETF	9.4%
WisdomTree Japan Hedged Equity Fund	7.2%
Invesco QQQ Trust Series 1	6.5%
Invesco S&P 500 Momentum ETF	4.0%

Portfolio Allocation	(%)
Core Funds	43.1%
Sector Funds	41.2%
Aggressive Funds	15.4%
Cash & Other	0.3%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fundxetfs.com/how-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FundX ETFs documents not be householded, please contact FundX ETFs at 1-800-323-1510, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FundX ETFs or your financial intermediary.
FundX Aggressive ETF	PAGE 2	TSR-AR-360876882

FundX Conservative ETF
XRLX (Principal U.S. Listing Exchange: NYSEArca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the FundX Conservative ETF for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FundX Conservative ETF	$113	1.01%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Fund underperformed its benchmark, the 60/40 S&P 500 TR and Bloomberg Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered solid gains as US stocks, fueled by mega-cap tech stocks, rallied to new highs, and bonds sank in the first half of 2024 as the Federal Reserve postponed expected interest rate cuts. Bonds soared in the third quarter as the Fed reduced rates by 0.50% and the stock market rally broadened.
Exposure to US large-cap growth ETFs, which provide diversified exposure to technology, contributed positively to returns.

Top Contributors
↑	US large-cap growth stock ETFs. High-yield and intermediate-term bond ETFs.

Top Detractors
↓	Short-term bond, floating-rate, and alternative ETFs.
PERFORMANCE
We actively repositioned the Fund’s bond allocation in response to changing bond markets: We sold shorter-term bond ETFs that had detracted from performance as yields fell in late 2023, and we replaced floating-rate ETFs, which lagged in advance of the Fed’s September 2024 interest rate cut. We steadily increased intermediate-term bond exposure and kept a steady allocation to high-yield bonds, which contributed to gains and added value versus the benchmark.
A small allocation to alternative ETFs, which tend to be less correlated to stocks and bonds, weighed on returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The chart reflects a hypothetical $10,000 investment in the Fund and its benchmark index. The Fund’s performance reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any.
FundX Conservative ETF	PAGE 1	TSR-AR-360876874

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
FundX Conservative ETF (at NAV)	24.66	6.82	6.52
60/40 S&P 500 TR and Bloomberg Aggregate Bond Index	25.98	9.78	8.89
Visit  https://fundxetfs.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$57,039,562
Number of Holdings	18
Net Advisory Fee	$550,309
Portfolio Turnover	84%
Visit  https://fundxetfs.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Holdings	(%)
iShares Russell Top 200 Growth ETF	7.1%
Schwab U.S. Large-Cap Growth ETF	7.0%
Vanguard Growth ETF	7.0%
Vanguard Mega Cap Growth ETF	7.0%
iShares MSCI USA Quality Factor ETF	6.7%
iShares Russell 1000 Growth ETF	6.5%
Invesco S&P 500 Top 50 ETF	6.5%
iShares Broad USD Investment Grade Corporate Bond ETF	6.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6.0%

Portfolio Allocation	(%)
Core Funds	53.7%
Bond Funds	36.1%
Total Return Funds	9.8%
Cash & Other	0.4%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fundxetfs.com/how-invest.
FundX Conservative ETF	PAGE 2	TSR-AR-360876874

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FundX ETFs documents not be householded, please contact FundX ETFs at 1-800-323-1510, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FundX ETFs or your financial intermediary.
FundX Conservative ETF	PAGE 3	TSR-AR-360876874

FundX Flexible ETF
XFLX (Principal U.S. Listing Exchange: NYSEArca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the FundX Flexible ETF for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FundX Flexible ETF	$74	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Fund underperformed its benchmark, the  Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund posted solid gains during an uneven period for bonds. Bonds gained in late 2023 as yields declined, flagged in the first half of 2024 as the Federal Reserve postponed widely expected rate cuts, and then soared as the Fed made its first rate cut of 0.50%.

Top Contributors
↑	High-yield and intermediate-term bond exposure.

Top Detractors
↓	Short-term and floating-rate ETFs. Small position in alternative ETFs.
PERFORMANCE
Active management helped the ETF respond to these changes: We sold shorter-term bond ETFs that had detracted from performance as yields fell in late 2023, and we replaced floating-rate ETFs, which lagged in advance of the Fed’s September 2024 interest rate cut. We steadily increased intermediate-term bond exposure and kept a consistent allocation to high-yield bonds, which contributed to gains and added value versus the benchmark.
A small allocation to alternative ETFs, which tend to be less correlated to bonds, weighed on returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The chart reflects a hypothetical $10,000 investment in the Fund and its benchmark index. The Fund’s performance reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
FundX Flexible ETF	PAGE 1	TSR-AR-360876866

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
FundX Flexible ETF (at NAV)	10.10	1.05	1.95
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Visit  https://fundxetfs.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$63,804,165
Number of Holdings	10
Net Advisory Fee	$400,551
Portfolio Turnover	164%
Visit  https://fundxetfs.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Holdings	(%)
iShares 5-10 Year Investment Grade Corporate Bond ETF	12.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	12.6%
iShares Broad USD Investment Grade Corporate Bond ETF	12.6%
PIMCO Active Bond ETF	12.5%
SPDR Portfolio High Yield Bond ETF	12.0%
SPDR Bloomberg High Yield Bond ETF	11.1%
iShares Core Growth Allocation ETF	10.1%
Global X S&P 500 Covered Call ETF	9.9%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	6.0%
Fidelity Investments Money Market Government Portfolio	0.6%

Portfolio Allocation	(%)
Intermediate Term Bond Funds	50.4%
High Yield Bond Funds	29.1%
Total Return Funds	20.0%
Cash & Other	0.5%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fundxetfs.com/how-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FundX ETFs documents not be householded, please contact FundX ETFs at 1-800-323-1510, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FundX ETFs or your financial intermediary.
FundX Flexible ETF	PAGE 2	TSR-AR-360876866

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its Code of Ethics by mail when they call the registrant at 1-800-455-3863.

Item 3. Audit Committee Financial Expert.

The registrant’s board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee. Messrs. Jan L. Gullett and Gregg B. Keeling are the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2024	FYE 9/30/2023
(a) Audit Fees	$93,650	$91,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$11,800	$11,400
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre- approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)  The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Jan L. Gullett, Gregg B. Keeling and Kimun Lee

(b)	Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.”

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

FundX Investment Trust
FundX ETF
FundX Aggressive ETF
FundX Conservative ETF
FundX Flexible ETF
Core Financial Statements
September 30, 2024

FundX ETF
Schedule of Investments
September 30, 2024

	Shares	Value
INVESTMENT COMPANIES - 99.8%
Core Funds - 99.8%
Invesco S&P 500 Momentum ETF	180,464	$16,357,257
Invesco S&P 500r Top 50 ETF	403,426	19,174,838
iShares Global 100 ETF	121,716	12,069,358
iShares Russell 1000 Growth ETF	51,840	19,459,699
iShares Russell Top 200 Growth ETF	91,140	20,055,357
Schwab U.S. Large-Cap Growth ETF	167,750	17,476,195
Vanguard Growth ETF	51,331	19,707,511
Vanguard Mega Cap Growth ETF	54,884	17,669,904
Vanguard Russell 1000 Growth ETF	198,018	19,112,697
Vanguard S&P 500 Growth ETF	17,138	5,917,580
		167,000,396
TOTAL INVESTMENT COMPANIES
(Cost $123,921,641)		167,000,396
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Fidelity Investments Money Market Government Portfolio - Class Institutional, 4.83%(a)	458,779	458,779
TOTAL SHORT-TERM INVESTMENTS
(Cost $458,779)		458,779
TOTAL INVESTMENTS - 100.1% (Cost $124,380,420)		$167,459,175
Liabilities in Excess of Other Assets - (0.1)%		(123,473)
TOTAL NET ASSETS - 100.0%		$167,335,702

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

1

FundX Aggressive ETF
Schedule of Investments
September 30, 2024

	Shares	Value
INVESTMENT COMPANIES - 99.7%
Aggressive Funds - 15.4%
Invesco QQQ Trust Series 1	3,907	$1,906,889
Invesco S&P MidCap Momentum ET	7,406	891,164
Invesco S&P SmallCap Momentum ETF	13,335	882,644
iShares Russell 2000 Value ETF	5,137	856,954
		4,537,651
Core Funds - 43.1%
Invesco S&P 500 Momentum ETF	12,900	1,169,256
iShares Russell Top 200 Growth ETF	13,123	2,887,716
Schwab U.S. Large-Cap Growth ETF	28,101	2,927,562
Vanguard Growth ETF	7,381	2,833,788
Vanguard Mega Cap Growth ETF	8,821	2,839,921
		12,658,243
Sector Funds - 41.2%
iShares Expanded Tech Sector ETF	35,615	3,416,903
iShares U.S. Technology ETF	21,431	3,249,368
SPDR S&P Bank ETF	10,648	563,173
VanEck Semiconductor ETF(a)	11,218	2,753,458
WisdomTree Japan Hedged Equity Fund	19,941	2,113,746
		12,096,648
TOTAL INVESTMENT COMPANIES
(Cost $22,619,865)		29,292,542
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Fidelity Investments Money Market Government Portfolio - Class Institutional, 4.83%(b)	106,200	106,200
TOTAL SHORT-TERM INVESTMENTS
(Cost $106,200)		106,200
TOTAL INVESTMENTS - 100.1%
(Cost $22,726,065)		$29,398,742
Liabilities in Excess of Other Assets - (0.1)%		(19,921)
TOTAL NET ASSETS - 100.0%		$29,378,821

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

2

FundX Conservative ETF
Schedule of Investments
September 30, 2024

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Bond Funds - 36.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	63,981	$3,437,059
iShares Broad USD Investment Grade Corporate Bond ETF	65,431	3,440,362
iShares iBoxx $ Investment Grade Corporate Bond ETF	30,386	3,433,010
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	17,368	1,658,644
PIMCO Active Bond ETF	35,428	3,351,843
SPDR Bloomberg High Yield Bond ETF	26,707	2,611,678
SPDR Portfolio High Yield Bond ETF	109,190	2,626,020
		20,558,616
Core Funds - 53.7%
Invesco S&P 500 Top 50 ETF	77,648	3,690,609
iShares MSCI USA Quality Factor ETF	21,209	3,802,774
iShares Russell 1000 Growth ETF	9,875	3,706,878
iShares Russell Top 200 Growth ETF	18,360	4,040,118
Schwab U.S. Large-Cap Growth ETF	38,517	4,012,701
Vanguard Growth ETF	10,451	4,012,452
Vanguard Mega Cap Growth ETF	12,386	3,987,673
Vanguard Russell 1000 Growth ETF	35,123	3,390,072
		30,643,277
Total Return Funds - 9.8%
Global X S&P 500 Covered Call ETF	66,608	2,764,232
iShares Core Growth Allocation ETF	47,585	2,818,935
		5,583,167
TOTAL INVESTMENT COMPANIES
(Cost $46,589,203)		56,785,060
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
Fidelity Investments Money Market Government Portfolio - Class Institutional, 4.83%(a)	299,806	299,806
TOTAL SHORT-TERM INVESTMENTS (Cost $299,806)		299,806
TOTAL INVESTMENTS - 100.1%
(Cost $46,889,009)		$57,084,866
Liabilities in Excess of Other Assets - (0.1)%		(45,304)
TOTAL NET ASSETS - 100.0%		$57,039,562

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

3

FundX Flexible ETF
Schedule of Investments
September 30, 2024

	Shares	Value
INVESTMENT COMPANIES - 99.5%
High Yield Bond Funds - 29.1%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	40,000	$3,820,000
SPDR Bloomberg High Yield Bond ETF	72,740	7,113,244
SPDR Portfolio High Yield Bond ETF	317,096	7,626,159
		18,559,403
Intermediate Term Bond Funds - 50.4%
iShares 5-10 Year Investment Grade Corporate Bond ETF	150,163	8,066,756
iShares Broad USD Investment Grade Corporate Bond ETF	152,494	8,018,135
iShares iBoxx $ Investment Grade Corporate Bond ETF	71,386	8,065,190
PIMCO Active Bond ETF	84,500	7,994,545
		32,144,626
Total Return Funds - 20.0%
Global X S&P 500 Covered Call ETF	151,647	6,293,351
iShares Core Growth Allocation ETF	108,871	6,449,518
		12,742,869
TOTAL INVESTMENT COMPANIES
(Cost $60,783,111)		63,446,898
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Fidelity Investments Money Market Government Portfolio - Class Institutional, 4.83%(a)	392,198	392,198
TOTAL SHORT-TERM INVESTMENTS (Cost $392,198)		392,198
TOTAL INVESTMENTS - 100.1%
(Cost $61,175,309)		$63,839,096
Liabilities in Excess of Other Assets - (0.1)%		(34,931)
TOTAL NET ASSETS - 100.0%		$63,804,165

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

4

STATEMENTS OF ASSETS AND LIABILITIES
At September 30, 2024

	FundX ETF	FundX Aggressive ETF
ASSETS
Investments in securities, at value (identified cost $123,921,641, $22,619,865) (See Note 2)	$167,000,396	$29,292,542
Investments in short-term securities, at value (identified cost $458,779, $106,200) (See Note 2)	458,779	106,200
Total securities, at value (identified cost $124,380,420, $22,726,065) (See Note 2)	167,459,175	29,398,742
Receivables:
Dividends and interest	10,134	2,951
Prepaid expenses and other assets	319	231
Total assets	167,469,628	29,401,924
LIABILITIES
Payables:
Investment advisory fees, net	133,926	23,103
Total liablities	133,926	23,103
NET ASSETS	$167,335,702	$29,378,821
Net assets applicable to shares outstanding	$167,335,702	$29,378,821
Shares outstanding; unlimited number of shares authorized without par value	2,462,140	428,977
Net asset value, offering and redemption price per share	$67.96	$68.49
COMPONENTS OF NET ASSETS
Paid-in capital	$142,708,121	$26,250,573
Total distributable earnings (accumulated losses)	24,627,581	3,128,248
Net assets	$167,335,702	$29,378,821

The accompanying notes are an integral part of these financial statements.

5

STATEMENTS OF ASSETS AND LIABILITIES
At September 30, 2024(Continued)

	FundX Conservative ETF	FundX Flexible ETF
ASSETS
Investments in securities, at value (identified cost $46,589,203, $60,783,111) (See Note 2)	$56,785,060	$63,446,898
Investments in short-term securities, at value (identified cost $299,806, $392,198) (See Note 2)	299,806	392,198
Total securities, at value (identified cost $46,889,009, $61,175,309) (See Note 2)	57,084,866	63,839,096
Receivables:
Dividends and interest	948	1,466
Total assets	57,085,814	63,840,562
LIABILITIES
Payables:
Investment advisory fees, net	46,252	36,397
Total liablities	46,252	36,397
NET ASSETS	$57,039,562	$63,804,165
Net assets applicable to shares outstanding	$57,039,562	$63,804,165
Shares outstanding; unlimited number of shares authorized without par value	1,310,823	2,504,059
Net asset value, offering and redemption price per share	$43.51	$25.48
COMPONENTS OF NET ASSETS
Paid-in capital	$51,863,501	$71,356,261
Total distributable earnings (accumulated losses)	5,176,061	(7,552,096)
Net assets	$57,039,562	$63,804,165

The accompanying notes are an integral part of these financial statements.

6

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended September 30, 2024

	FundX ETF	FundX Aggressive ETF
INVESTMENT INCOME
Dividends	$1,149,859	$220,633
Interest	20,673	5,080
Total investment income	1,170,532	225,713
EXPENSES
Investment advisory fees	1,512,212	254,598
Total expenses	1,512,212	254,598
Net investment income	(341,680)	(28,885)
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments
Investments	2,757,176	305,162
In-kind redemptions	8,852,880	1,108,759
Net realized gain	11,610,056	1,413,921
Capital gain distributions from regulated investment companies	—	54,593
Change in net unrealized appreciation / depreciation on investments	37,504,332	5,684,656
Net realized and unrealized gain on investments	49,114,388	7,153,170
Net increase in net assets resulting from operations	$48,772,708	$7,124,285

The accompanying notes are an integral part of these financial statements.

7

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended September 30, 2024(Continued)

	FundX Conservative ETF	FundX Flexible ETF
INVESTMENT INCOME
Dividends	$1,622,666	$3,119,435
Interest	14,571	22,245
Total investment income	1,637,237	3,141,680
EXPENSES
Investment advisory fees	567,730	422,102
Transfer agent fees	1,493	2,832
Administration and accounting fees	1,158	880
Registration fees	17,966	19,130
Interest expense (Note 6)	157	69
Other expense	102	1,495
Total expenses	588,606	446,508
Less: fees waived	(17,421)	(21,551)
Less: expenses paid indirectly (Note 3)	(5,390)	(4,562)
Net expenses	565,795	420,395
Net investment income (loss)	1,071,442	2,721,285
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments
Investments	127,551	(657,327)
In-kind redemption	1,337,963	115,610
Net realized gain (loss)	1,465,514	(541,717)
Change in net unrealized appreciation/depreciation on investments	9,968,948	3,678,917
Net realized and unrealized gain on investments	11,434,462	3,137,200
Net increase in net assets resulting from operations	$12,505,904	$5,858,485

The accompanying notes are an integral part of these financial statements.

8

FundX ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(341,680)	$1,344,428
Net realized gain (loss) on investments	11,610,056	(10,023,486)
Capital gain distributions from regulated investment companies	—	804
Change in net unrealized appreciation/depreciation on investments	37,504,332	24,695,065
Net increase in net assets resulting from operations	48,772,708	16,016,811
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(1,344,839)	(3,492,000)
Total distributions to shareholders	(1,344,839)	(3,492,000)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares(a)	(14,912,499)	(18,066,843)
Total change in net assets	32,515,370	(5,542,032)
NET ASSETS:
Beginning of year	134,820,332	140,362,364
End of year	$167,335,702	$134,820,332

(a)	Summary of capital share transactions is as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	440,000	$27,679,162	690,524	$34,446,797
Shares redeemed	(710,000)	(42,591,661)	(1,055,938)	(52,513,640)
Net change in shares outstanding	(270,000)	$(14,912,499)	(365,414)	$(18,066,843)

The accompanying notes are an integral part of these financial statements.

9

FundX Aggressive ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$(28,885)	$283,737
Net realized gain on investments	1,413,921	879,283
Capital gain distributions from regulated investment companies	54,593	—
Change in net unrealized appreciation/depreciation on investments	5,684,656	2,436,826
Net increase (decrease) in net assets resulting from operations	17,124,285	3,599,846
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(283,737)	(394,155)
Total distributions to shareholders	(283,737)	(394,155)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares(a)	(681,616)	(4,704,768)
Total change in net assets	6,158,932	(1,499,077)
NET ASSETS:
Beginning of year	23,219,889	24,718,966
End of year	$29,378,821	$23,219,889

(a)	Summary of capital share transactions is as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	80,000	$5,173,630	130,016	$6,545,377
Shares redeemed	(100,000)	(5,855,246)	(222,579)	(11,250,145)
Net change in shares outstanding	(20,000)	$(681,616)	(92,563)	$(4,704,768)

The accompanying notes are an integral part of these financial statements.

10

FundX Conservative ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,071,442	$1,761,266
Net realized income (loss) on investments	1,465,514	(3,060,624)
Capital gain distributions from regulated investment companies	—	233,828
Change in net unrealized appreciation / depreciation on investments	9,968,948	3,647,994
Net increase in net assets resulting from operations	12,505,904	2,582,464
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(921,701)	(1,746,526)
Total distributions to shareholders	(921,701)	(1,746,526)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares(a)	(12,170,660)	(11,030,066)
Total change in net assets	(586,457)	(10,194,128)
NET ASSETS:
Beginning of year	57,626,019	67,820,147
End of year	$57,039,562	$57,626,019

(a)	Summary of capital share transactions is as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	6	$200	96,701	$3,486,602
Shares issued in reinvestment of distributions	—	—	48,784	1,719,643
Shares redeemed	(312,799)	(12,170,860)	(458,424)	(16,236,311)
Net change in shares outstanding	(312,793)	$(12,170,660)	(312,939)	$(11,030,066)

The accompanying notes are an integral part of these financial statements.

11

FundX Flexible ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$2,721,285	$1,809,709
Net realized loss on investments	(541,717)	(3,614,146)
Capital gain distributions from regulated investment companies	—	126,281
Change in net unrealized appreciation / depreciation on investments	3,678,917	2,275,195
Net increase in net assets resulting from operations	5,858,485	597,039
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(2,315,738)	(1,942,742)
Total distributions to shareholders	(2,315,738)	(1,942,742)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares(a)	1,345,736	(7,121,933)
Total change in net assets	4,888,483	(8,467,636)
NET ASSETS:
Beginning of year	58,915,682	67,383,318
End of year	$63,804,165	$58,915,682

(a)	Summary of capital share transactions is as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	310,008	$7,461,462	1,090,001	$26,585,007
Shares issued in reinvestment of distributions	—	—	80,137	1,932,113
Shares redeemed	(252,944)	(6,115,726)	(1,425,641)	(35,639,053)
Net change in shares outstanding	57,064	$1,345,736	(255,503)	$(7,121,933)

The accompanying notes are an integral part of these financial statements.

12

FundX ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$49.35	$45.31	$79.01	$66.33	$61.22
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)(2)	(0.13)	0.46	0.28	(0.58)	(0.28)
Net realized and unrealized gain (loss) on investments	19.27	4.81	(12.35)	13.57	10.53
Total from investment operations	19.14	5.27	(12.07)	12.99	10.25
LESS DISTRIBUTIONS:
From net investment income	(0.53)	(1.23)	—	—	—
From net realized gain	—	—	(21.63)	(0.31)	(5.14)
Total distributions	(0.53)	(1.23)	(21.63)	(0.31)	(5.14)
Net asset value, end of year	$67.96	$49.35	$45.31	$79.01	$66.33
Market value, end of year	$67.93	49.33	N/A	N/A	N/A
Total investment return (loss) on net asset value	39.03%	11.62%	(22.46)%	19.61%	17.55%
Total investment return (loss) on market price(3)	39.03%	N/A	N/A	N/A	N/A
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$167.3	$134.8	$140.4	$232.2	$211.0
RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	N/A*	1.02%(5)	1.30%(5)	1.26%(5)	1.29%(5)
After fees waived and expenses absorbed	1.00%	1.01%(5)(6)	1.30%(5)(6)	1.26%(5)(6)	1.29%(5)(6)
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	N/A*	0.92%(5)	0.44%(5)	(0.77)%(5)	(0.50)%(5)
After fees waived and expenses absorbed	(0.23)%	0.93%(5)(7)	0.44%(5)(7)	(0.77)%(5)(7)	(0.50)%(5)(7)
Portfolio turnover rate	34%	184%	185%	104%	175%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Calculated using the average shares outstanding method.
(3)
Total investment return (loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Includes interest expense of $320 or 0.00%, $2,500 or 0.00%, $56 or 0.00% and $2,872 or 0.00% of average net assets for the years ended September 30, 2023, September 30, 2022, September 30, 2021 and September 30, 2020, respectively.

(6)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.01%, 1.27%, 1.24% and 1.26%, for the years ended September 30, 2023, September 30, 2022, September 30, 2021 and September 30, 2020, respectively. (Note 3)

(7)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.93%, 0.47%, (0.76)% and (0.47)% for the years ended September 30, 2023, September 30, 2022, September 30,2021 and September 30, 2020, respectively. (Note 3)

*	The Fund reorganized into an unitary fee ETF on October 14, 2022 whereas no fees are waived and no expenses are absorbed. (Note 1&3)
The accompanying notes are an integral part of these financial statements.

13

FundX Aggressive ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$51.72	$45.65	$75.45	$68.77	$59.06
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)(2)	(0.07)	0.16	0.42	(0.26)	(0.31)
Net realized and unrealized gain (loss) on investments	17.53	6.64	(9.45)	7.99	12.24
Total from investment operations	17.46	6.80	(9.03)	7.73	11.93
LESS DISTRIBUTIONS:
From net investment income	(0.69)	(0.73)	—	—	—
From net realized gain	—	—	(20.77)	(1.05)	(2.22)
Total distributions	(0.69)	(0.73)	(20.77)	(1.05)	(2.22)
Net asset value, end of year	$68.49	$51.72	$45.65	$75.45	$68.77
Market value, end of year	$68.52	51.70	N/A	N/A	N/A
Total investment return (loss) on net asset value	34.03%	14.95%	(18.55)%	11.22%	20.66%
Total investment return (loss) on market price(3)	34.18%	N/A	N/A	N/A	N/A
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$29.4	$23.2	$24.7	$36.5	$35.1
RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	N/A*	1.06%(5)	1.48%(5)	1.40%(5)	1.48%(5)
After fees waived and expenses absorbed	1.00%	1.01%(5)(6)	1.35%(5)(6)	1.35%(5)(6)	1.35%(5)(6)
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	N/A*	1.07%(5)	0.55%(5)	(0.40)%(5)	(0.65)%(5)
After fees waived and expenses absorbed	(0.11)%	1.12%(5)(7)	0.68%(5)(7)	(0.35)%(5)(7)	(0.52)%(5)(7)
Portfolio turnover rate	74%	184%	223%	184%	159%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Calculated using the average shares outstanding method.
(3)
Total investment return (loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Includes interest expense of $0 or 0.00%, $322 or 0.00%, $100 or 0.00% and $1,013 or 0.00% of average net assets for the years ended September 30, 2023, September 30, 2022, September 30, 2021 and September 30, 2020, respectively.

(6)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.01%, 1.33%, 1.34% and 1.33% for the years ended September 30, 2023, September 30, 2022, September 30, 2021 and September 30, 2020, respectively. (Note 3)

(7)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 1.12%, 0.71%, (0.33)% and (0.50)% for the years ended September 30, 2023, September 30, 2022, September 30, 2021 and September 30, 2020, respectively. (Note 3)

*	The Fund reorganized into an unitary fee ETF on October 14, 2022 whereas no fees are waived and no expenses are absorbed. (Note 1&3)
The accompanying notes are an integral part of these financial statements.

14

FundX Conservative ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$35.49	$35.02	$47.79	$41.43	$40.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)(2)	0.75	0.97	0.33	(0.06)	0.19
Net realized and unrealized gain (loss) on investments	7.91	0.42	(5.09)	6.60	2.20
Total from investment operations	8.66	1.39	(4.76)	6.54	2.39
LESS DISTRIBUTIONS:
From net investment income	(0.64)	(0.92)	(0.68)	(0.18)	(0.46)
From net realized gain	—	—	(7.33)	—	(0.93)
Total distributions	(0.64)	(0.92)	(8.01)	(0.18)	(1.39)
Net asset value, end of year	$43.51	$35.49	$35.02	$47.79	$41.43
Market value, end of year	$43.52	N/A	N/A	N/A	N/A
Total investment return (loss) on net asset value	24.66%	3.98%	(12.60)%	15.83%	5.99%
Total investment return (loss) on market price(3)	24.69%	N/A	N/A	N/A	N/A
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$57.0	$57.6	$67.8	$89.6	$83.4
RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.04%(5)	1.49%(5)	1.35%(5)	1.31%(5)	1.33%(5)
After fees waived and expenses absorbed(6)	1.01%(5)	1.35%(5)	1.35%(5)	1.31%(5)	1.35%(5)
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.85%(5)	2.53%(5)	0.76%(5)	(0.16)%(5)	0.48%(5)
After fees waived and expenses absorbed(7)	1.88%(5)	2.67%(5)	0.76%(5)	(0.16)%(5)	0.46%(5)
Portfolio turnover rate	84%	219%	144%	84%	172%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Calculated using the average shares outstanding method.
(3)
Total investment return (loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Includes interest expense of $157 or 0.00%, $810 or 0.00%, $364 or 0.00%, $152 or 0.00% and $3,077 or 0.00% of average net assets for the years ended September 30, 2024, September 30, 20023, September 30, 2022, September 30, 2021 and September 30, 2020, respectively.

(6)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.00%, 1.32%, 1.30%, 1.28% and 1.33% for the years ended September 30, 2024, September 30, 2023, September 30, 2022, September 30, 2021 and September 30, 2020, respectively. (Note 3)

(7)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 1.89%, 2.70%, 0.81%, (0.13)% and 0.48%, for the years ended September 30, 2024, September 30, 2023, September 30, 2022, September 30, 2021 and September 30, 2020, respectively. (Note 3)

The accompanying notes are an integral part of these financial statements.

15

FundX Flexible ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$24.08	$24.93	$28.60	$26.92	$28.13
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)(2)	1.10	0.71	0.68	0.60	0.49
Net realized and unrealized gain (loss) on investments	1.28	(0.41)	(3.71)	1.70	(1.12)
Total from investment operations	2.38	0.30	(3.03)	2.30	(0.63)
LESS DISTRIBUTIONS:
From net investment income	(0.98)	(1.15)	(0.64)	(0.62)	(0.58)
From net realized gain	—	—	—	—	—
Total distributions	(0.98)	(1.15)	(0.64)	(0.62)	(0.58)
Net asset value, end of year	$25.48	$24.08	$24.93	$28.60	$26.92
Market value, end of year	$25.48	N/A	N/A	N/A	N/A
Total investment return (loss) on net asset value	10.10%	1.18%	(10.85)%	8.63%	(2.32)%
Total investment return (loss) on market price(3)	10.10%	N/A	N/A	N/A	N/A
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$63.8	$58.9	$67.4	$90.1	$85.3
RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees recaptured/waived and expenses absorbed	0.74%(5)	1.18%(5)	1.03%(5)	1.00%(5)	1.01%(5)
After fees recaptured/waived and expenses absorbed(6)	0.70%(5)	0.99%(5)	0.99%(5)	0.99%(5)	0.99%(5)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS(4):
Before fees recaptured/waived and expenses absorbed	4.47%(5)	2.69%(5)	2.37%(5)	2.10%(5)	1.75%(5)
After fees recaptured/waived and expenses absorbed(7)	4.50%(5)	2.88%(5)	2.41%(5)	2.11%(5)	1.77%(5)
Portfolio turnover rate	164%	209%	158%	73%	262%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Calculated using the average shares outstanding method.
(3)
Total investment return (loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Includes interest expense of $69 or 0.00%, $619 or 0.00%, $246 or 0.00%, $367 or 0.00% and $1,916 or 0.00% of average net assets for the years ended September 30, 2024, September 30, 2023, September 30, 2022, September 30, 2021 and September 30, 2020, respectively.

(6)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 0.70%, 0.96%, 0.91%, 0.96% and 0.98%, for the years ended September 30, 2024, September 30, 2023, September 30, 2022, September 30, 2021 and September 30, 2020, respectively. (Note 3)

(7)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 4.51%, 2.91%, 2.49%, 2.13% and 1.78%, for the years ended September 30, 2024, September 30, 2023, September 30, 2022, September 30, 2021 and September 30, 2020, respectively. (Note 3)

The accompanying notes are an integral part of these financial statements.

16

FundX Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024
NOTE 1 – ORGANIZATION
FundX Investment Trust (the “Trust”) was organized as a Delaware business trust on March 12, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Funds comprising the Trust consist of FundX ETF (“Upgrader Fund”) (formerly FundX Upgrader Fund), FundX Aggressive ETF (“Aggressive Fund”) (formerly FundX Aggressive Upgrader Fund), FundX Conservative ETF (“Conservative Fund”) (formerly FundX Conservative Upgrader Fund), and FundX Flexible ETF (“Flexible Fund”) (formerly FundX Flexible Income Fund) (each, a “Fund”, and collectively, the “Funds”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Funds were organized to serve as Successor Funds to certain predecessor mutual funds that were previously part of another investment company, Professionally Managed Portfolios, which were advised by the FundX Investment Group, LLC (the “Former Advisor”) and were merged with and into the Successor Funds as part of a reorganization transaction that became effective on August 4, 2014.
The Upgrader Fund commenced operations on November 1, 2001. The Aggressive Fund, Conservative Fund and Flexible Fund commenced operations on July 1, 2002.
The Funds identified below as “Acquiring Portfolios” became series of the Trust as of the date indicated following a reorganization (“Reorganization”), pursuant to Agreements and Plans of Reorganization dated as shown below (each, a “Plan”, and collectively, the “Plans”), which resulted in the conversion of corresponding “Target Portfolios” organized as mutual funds to exchange-traded funds (“ETFs”). The Acquiring Portfolios were established as “shell” funds, organized solely in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the corresponding Target Portfolios and continuing the operations of the Target Portfolios as ETFs. The Acquiring Portfolios had no performance history prior to the Reorganization.

Target Portfolio	Acquiring Portfolio	Date
FundX Upgrader Fund	FundX ETF	October 14, 2022
FundX Aggressive Upgrader Fund	FundX Aggressive ETF	October 14, 2022
FundX Conservative Upgrader Fund	FundX Conservative ETF	October 6, 2023
FundX Flexible Income Fund	FundX Flexible ETF	October 6, 2023

Each Reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares) of the Acquiring Portfolio for shares of the Target Portfolio of equivalent aggregate net asset value (“NAV”) as noted below:

	Total Shares	Net Assets	NAV Per Share	Net Unrealized Appreciation/ (Depreciation)
FundX Upgrader Fund	3,002,140	$137,835,330	$45.91	$(13,676,562)
FundX Aggressive Upgrader Fund	538,977	$24,986,745	$46.36	$(717,695)
FundX Conservative Upgrader Fund	1,620,823	$57,862,633	$35.70	$445,615
FundX Flexible Income Fund	2,444,059	$58,479,924	$23.93	$(1,590,539)

Fees and expenses incurred to effect the Reorganizations were borne by One Capital Management, LLC (the “Advisor”). The management fee of each Acquiring Portfolio is the same as the management fee of its corresponding Target Portfolio, however, each Acquiring Portfolio is expected to experience lower overall expenses as compared to its corresponding Target Portfolio because each Acquiring Portfolio has a unitary fee structure under which both operating expenses and management fees are paid. The Reorganizations did not result in a material change to the Target Portfolios’ investment portfolios as compared to those of the Acquiring Portfolios. There are no material differences in accounting policies of the Target Portfolios as compared to those of the Acquiring Portfolios.
The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income. The investment objective of the Conservative Fund is to obtain capital

17

FundX Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024(Continued)
appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility. The investment objective of the Flexible Fund is to generate total return, which is capital appreciation plus current income.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. Investments in open-end mutual funds are valued at their respective NAVs on the valuation date. Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ Board of Trustees (the “Board”). All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations. As of September 30, 2024, the Funds did not hold fair valued securities.
The Funds may utilize various methods to measure the fair value of some of their investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

18

FundX Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024(Continued)
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2024:
FundX ETF

	Level 1	Level 2	Level 3	Total
Investment Companies	$167,000,396	$ —	$ —	$167,000,396
Short-Term Investments	458,779	—	—	458,779
Total Investments in Securities	$167,459,175	$—	$—	$167,459,175

FundX Aggressive ETF

	Level 1	Level 2	Level 3	Total
Investment Companies	$29,292,542	$ —	$ —	$29,292,542
Short-Term Investments	106,200	—	—	106,200
Total Investments in Securities	$29,398,742	$—	$—	$29,398,742

FundX ConservativeETF

	Level 1	Level 2	Level 3	Total
Investment Companies	$56,785,060	$ —	$ —	$56,785,060
Short-Term Investments	299,806	—	—	299,806
Total Investments in Securities	$57,084,866	$—	$—	$57,084,866

FundX Flexible ETF

	Level 1	Level 2	Level 3	Total
Investment Companies	$63,446,898	$ —	$ —	$63,446,898
Short-Term Investments	392,198	—	—	392,198
Total Investments in Securities	$63,839,096	$—	$—	$63,839,096

B.
Federal Income Taxes. The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

19

FundX Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024(Continued)
For the fiscal year ended September 30, 2024, no fund had any post October losses and any late year losses.
At September 30, 2024, the Funds’ most recent fiscal year end, the following Capital Loss Carryover were available and Capital Loss Carryover Utilized:

	Infinite Short-Term	Infinite Long-Term	Capital Loss Carryover Utilized
Upgrader Fund	$(17,541,387)	$(909,787)	$2,757,176
Aggressive fund	(3,569,970)	—	305,329
Conservative Upgrader	(5,384,347)	—	84,177
Flexible Income Fund	(11,909,981)	—	(662,413)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2021-2024, or expected to be taken in the Funds’ 2024 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and California State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on an identified cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund's NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2024, permanent differences, in book and tax accounting have been reclassified to paid-in capital and distributable earnings for the Funds as follows:

	Upgrader Fund	Aggressive Fund	Conservative Fund	Flexible Fund
Paid-in Capital	$8,511,200	$1,108,759	$1,347,606	$120,805
Distributable Earnings	(8,511,200)	(1,108,759)	(1,347,606)	(120,805)

Reclassifications are primary due to the tax treatment of net operating losses and redemptions in-kind.

20

FundX Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024(Continued)
I.
Fund of Funds. Each Fund relies on Section 12(d)(1)(F) of the 1940 Act that permits each Fund to invest in unaffiliated funds subject to certain guidelines including that each Fund (together with its affiliated funds) may acquire no more than 3% of the outstanding voting securities of the unaffiliated fund. Generally, Section 12(d)(1) of the 1940 Act (and the rules thereunder) restricts investments by registered investment companies in securities of other registered investment companies, including the Underlying Funds. The acquisition of shares of the Underlying Funds by each Fund is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by any exemptive orders obtained by the Underlying Funds that permits registered investment companies such as each Fund to invest in the Underlying Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that each Fund enter into an agreement with the Underlying Fund regarding the terms of the investment.

J.
Share Transactions. Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAVs. The Funds issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, retail investors are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the custodian. In addition, a variable fee may be charged on all cash transactions, substitutes, non-standard orders, or partial cash purchases for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the transactions. Variable fees received by the Funds, if any, are displayed in the capital share transactions sections of the Statements of Change in Net Assets.
K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued. One Capital Management, LLC (“One Capital” or the “Adviser”) currently serves as the Funds’ investment adviser. Pursuant to a purchase agreement signed on November 8, 2024, Merchant Wealth Management Holdings 3, LLC became the new majority owner of One Capital effective as of the closing, which occurred on November 8, 2024. This transaction resulted in a change of control of the Adviser and for this reason a meeting of the Board of Trustees (the “Board”) of FundX Investment Trust (the “Trust”), was held on October 25, 2024. At the meeting the Board, including a majority of the trustees who are not interested persons of the Trust (as defined by the 1940 Act), approved a new Investment Advisory agreement between the Trust and One Capital. The Board also approved of an interim Investment Advisory Agreement that will allow One Capital to continue to provide the Funds investment management services while it seeks shareholder approval. There will be no change in the day-to-day management of the Funds’ investment portfolios, and the incumbent leadership of the current investment advisor will not change.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Trust has entered into Investment Advisory Agreements (the “Advisory Agreements”) with the Advisor to furnish all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million and 0.80% on net assets

21

FundX Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024(Continued)
of $750 million to $1 billion and 0.70% for assets over $1 billion for the Upgrader Fund, the Aggressive Fund and the Conservative Fund. For the Flexible Fund, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund.
The Funds pay the Advisor a unitary management fee, whereby the Advisor has agreed to pay all expenses of the Funds, except for (i) brokerage expenses and other fees incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, (iii) extraordinary expenses, (iv) interest and taxes of any kind or nature, and (v) any fees and expense related to the provision of securities lending services.
For the year ended September 30, 2024, the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Fund, incurred $1,512,212, $254,598, $567,730 and $422,102 in investment advisory fees, respectively.
The Advisor has contractually agreed to limit the total operating expenses, excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses, of the Conservative Fund and Flexible Fund for the fiscal period up until reorganization on October 6, 2023, by reducing all or a portion of their fees and reimbursing the Conservative Fund and Flexible Fund expenses so that their ratio of expenses to average net assets would not exceed the following:

Conservative Fund	1.35%
Flexible Fund	0.99%

The Conservative Fund and Flexible Fund must paid their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement was contingent upon the Board’s review and approval prior to the time the reimbursement was initiated. For the period up until reorganizaiton on October 6, 2023, the Advisor waived $17,421 and $21,551 in fees for the Conservative Fund and Flexible Fund, respectively.
U.S. Bancorp Fund Services, LLC, dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. Fees paid by the Funds for Administration services for the year ended September 30, 2024 are disclosed in the Statements of Operations.
Quasar Distributors, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares. U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”). The Custodian is an affiliate of the Administrator.
U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the underlying Funds by third parties. Fund Services and the Funds have agreed that Fund Services will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank. For the year ended September 30, 2024, this expense reduction, in aggregate, equaled $5,390 and $4,562 for the Conservative Fund and Flexible Fund, respectively. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly.”

22

FundX Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024(Continued)
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from the sales of securities, excluding in-kind purchases and sales and short-term investments, for the year ended September 30, 2024, were as follows:

	Purchases	Sales
Upgrader Fund	$51,481,844	$52,851,826
Aggressive Fund	18,732,449	18,949,901
Conservative Fund	47,665,435	47,423,147
Flexible Fund	99,065,186	98,372,830

For the year ended September 30, 2024, the cost of in-kind purchases and proceeds from in-kind redemptions were as follows:

	Purchases	Sales
Upgrader Fund	$27,564,464	$42,484,980
Aggressive Fund	5,153,417	5,835,209
Conservative Fund	—	11,990,149
Flexible Fund	7,419,651	6,003,211

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended September 30, 2024 and the year ended September 30, 2023 were as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Ordinary Income	Long-Term Capital Gain*	Ordinary Income	Long-Term Capital Gain*
Upgrader Fund	$1,344,839	$ —	$3,492,000	$ —
Aggressive Fund	283,737	—	394,155	—
Conservative Fund	921,701	—	1,746,526	—
Flexible Fund	2,315,738	—	1,942,742	—

*
Designated as long-term capital gain divided, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the year ended September 30, 2024 and tax year ended September 30, 2023.

As of September 30, 2024, the Funds’ most recent fiscal year end, components of distributable earnings on a tax basis were as follows:

	Upgrader Fund	Aggressive Fund	Conservative Fund
Cost of investments	$124,380,420	$22,726,065	$46,889,009
Gross tax unrealized appreciation	43,078,755	6,672,677	10,195,857
Gross tax unrealized depreciation	—	—	—
Net tax unrealized appreciation (depreciation)	$43,078,755	$6,672,677	$10,195,857
Undistributed ordinary income	$—	$25,541	$364,551
Undistributed long-term capital gain	—	—	—
Total distributable earnings	$—	$25,541	$364,551
Other accumulated loss	(18,451,174)	(3,569,970)	(5,384,347)
Total accumulated gain/(loss)	$24,627,581	$3,128,248	$5,176,061

23

FundX Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024(Continued)

Flexible Fund
Cost of investments	$61,175,418
Gross tax unrealized appreciation	2,663,787
Gross tax unrealized depreciation	(109)
Net tax unrealized appreciation (depreciation)	$2,663,678
Undistributed ordinary income	$1,694,207
Undistributed long-term capital gain	—
Total distributable earnings	$1,694,207
Other accumulated loss	(11,909,981)
Total accumulated gain/(loss)	$(7,552,096)

Differences between book-basis and tax-basis unrealized appreciation is attributable to wash sale deferrals.
NOTE 6 - CREDIT FACILITY
U.S. Bank N.A. had made available a $25 million unsecured line of credit pursuant to a Loan and Security Agreement for the Mutual Funds (“Loan Agreement”) in aggregate to be used temporarily for extraordinary or emergency purposes, including the financing of redemptions. For the year ended September 30, 2024, the average interest rate on the credit facility was the prime rate for each of the Funds. The Conservative Fund utilized the unsecured line of credit pursuant to the Loan Agreement from October 1, 2023 to October 6, 2023. The unsecured line of credit for both funds was terminated on October 6, 2023 with no outstanding balance. Advances were not collateralized by a first lien against the Funds’ assets. During the 6 day period from October 1, 2023 to October 6, 2023, the Funds had the following:

	Outstanding Daily Average Balance for the Period	Maximum Amounts Outstanding for the Period	Interest Expense for the Period	Weighted Average Interest Rate	Outstanding Balance at October 6, 2023
Conservative Fund	$61,667	$293,000	$157	8.50%	$ —

24

FundX Investment Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees
of FundX Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of FundX ETF, FundX Aggressive ETF, FundX Conservative ETF, and FundX Flexible ETF (the “Funds”), each a series of FundX Investment Trust (the “Trust”), including the schedules of investments, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2002.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 27, 2024

25

FundX Investment Trust
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
At a Board Meeting held on August 21, 2024 (the “Meeting”), the Fund’s Board of Trustees (the “Board”), by a unanimous vote, including a separate vote of those trustees who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”))(“Independent Trustees”), considered and reapproved the current investment advisory agreement (“Advisory Agreement”) between One Capital Management, LLC (“OCM”) and FundX Investment Trust (the “Trust”), on behalf of the FundX ETF, FundX Aggressive ETF, FundX Conservative ETF and FundX Flexible ETF (the “Funds”), for renewal and continuation for an additional one-year period ending August 29, 2025.
In connection with their deliberations related to the Advisory Agreement, the Board (with the advice from independent legal counsel) requested, and OCM provided, all relevant information deemed to be reasonably necessary to ensure that the Board and the Independent Trustees could gain a sufficiently detailed understanding of the services currently provided by OCM.
The Board considered a variety of factors in connection with its review of the Advisory Agreement, also taking into account information provided by OCM during the course of the year and as part of the investment advisory agreement consideration and review process. The following summarizes key factors considered:
The Board received and reviewed extensive information and documentation from OCM relating to the Funds, including information regarding investment personnel of OCM, historical performance and the resources of OCM. The Board reviewed and considered detailed information about the structure, operations, organization, personnel, and financial capabilities of OCM. Additionally, information and analysis previously provided by OCM over the course of their service to the Funds was considered in evaluating the reapproval of the Advisory Agreement. In preparation for the Meeting, the Board was provided with, and the Board reviewed and considered extensive information regarding the Funds, detailing the services provided by OCM to each of the Funds under the Advisory Agreement.
In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision to reapprove the Advisory Agreement, rather the Board based its determination on the aggregated information available to it, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent, and quality of the services to be provided by OCM, the Board considered the information it believed necessary to assess the stability and viability of OCM and to assess the ongoing nature and quality of services to be provided to the Funds. The Trustees considered the experience and capabilities of OCM’s personnel providing services to the Funds. The Board reviewed details of the organizational structure of OCM, as well as the financial resources of OCM and their ability to service the Funds. The Board considered the enhancements and continued commitment to investing in the growth and stability of the Funds.

In addition, the Board took note of its comprehensive review of OCM, both at earlier meetings and the Meeting, in connection with the annual approval of the Advisory Agreement. The Board considered OCM’s specific responsibilities in all aspects of the day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the Funds. The Board reviewed the services that OCM is obligated to provide to the Funds, noting to what degree those services extend beyond portfolio management. The Trustees also considered the compliance policies and procedures of OCM, including information regarding the structure and implementation of compliance programs, the responsibilities of chief compliance officers, and the maintenance of compliance records and disaster recovery/business continuity plans. The Board concluded that OCM may be reasonably expected to have sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform their duties under the Advisory Agreement, and that the nature, overall quality, and extent of the management services to be provided to the Funds may reasonably be expected to continue to be satisfactory.
Based on its review, within the context of its full deliberations, the Board concluded that OCM may be reasonably expected to continue to provide the same type and quality of services to the Funds, in particular noting the following:
•
In assessing the quality of the portfolio management and other services provided by OCM, the Board reviewed the performance of the Funds on both an absolute basis and in comparison, to their peer groups and relevant benchmark indices. The Board considered that the Funds had performed in-line relative to their peer groups medians/averages for the one-year and three-year periods as of June 30, 2024.

26

FundX Investment Trust
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)
•
As part of its comprehensive review of the cost of OCM’s services, the Board duly considered the structure and level of advisory fees payable by the Funds, including a comparison of those fees to fees charged by a peer group of funds prepared by Broadridge. The Board noted that the Advisory Agreement provides for a unitary fee schedule whereby OCM would absorb certain other expenses of the Funds. The Board considered that though the management fees charged by each Fund were above their respective peer group medians/averages, they were still reasonable. The Independent Trustees also considered the fees charged to the Funds in relation to the fees charged to OCM’s private accounts. They noted that the fees charged to the Funds would not be in in excess of fees charged to OCM’s private account clients. The management fees for the Funds were deemed to be reasonable when considered in relation to the additional work the investment advisor is required to perform for Funds’ shareholder accounts, versus private accounts, in particular with respect to added regulatory compliance burdens, expanded disclosure requirements, record keeping and reporting.

•
In considering economies of scale the Board considered OCM’s assertion that, based on the asset size of the Funds, economies of scale had not yet been achieved. The Board also considered that the Funds, with the exception of the FundX Flexible ETF, have breakpoints. The Board further considered that they would have the opportunity to periodically re-examine whether economies of scale have been achieved.

•
The Board reviewed the profitability of OCM in its capacity managing the Funds. The Board was presented with, and duly considered, representations as to OCM’s financial condition, profitability and operations. In assessing OCM’s profitability, the Trustees reviewed financial information that was provided and considered both the direct and indirect benefits that may be expected to accrue from managing the Funds. The Board concluded that OCM’s profits from managing the Funds would not be excessive and after a review of the relevant financial information provided, concluded that OCM appeared to have adequate capitalization and may reasonably be expected to maintain adequate profit levels to support the Funds.

The Board concluded that the investment advisory fees charged by OCM are reasonable and acceptable, based on their consideration and review of the services to be performed and the fees for investment advisory services, in light of overall expense ratios and investment performance of comparable peer group funds, as discussed above.
The Board considered the Funds’ portfolio turnover and brokerage commissions, in particular noting that no “soft dollar” arrangements are currently operative or contemplated and concluded that OCM would not be expected to unduly benefit from such arrangements or receive other “fall out” benefits related to Fund portfolio trading.
In making their decisions, the Board did not identify any one single factor as being controlling; rather the Board examined, weighted and balanced a combination of factors deemed relevant by the Board.
Based on their evaluation of all the material factors summarized above and assisted by the advice of independent legal counsel to the Independent Trustees, the Board, including all the Independent Trustees, concluded that the approval of the renewal and continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

27

FundX Investment Trust
Additional Information (UNAUDITED)
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Funds’ Semiannual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.
The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for periods prior to March 31, 2020, on Form N-Q. The Funds’ Form N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and maybe reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
FEDERAL TAX INFORMATION
For the fiscal year ended September 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

UPGRADER FUND	100.00%
AGGRESSIVE FUND	100.00%
CONSERVATIVE FUND	24.90%
FLEXIBLE FUND	3.62%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2024 was as follows:

UPGRADER FUND	100.00%
AGGRESSIVE FUND	93.97%
CONSERVATIVE FUND	14.72%
FLEXIBLE FUND	2.57%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for each Fund was as follows:

UPGRADER FUND	0.0%
AGGRESSIVE FUND	0.0%
CONSERVATIVE FUND	0.0%
FLEXIBLE FUND	0.0%

INFORMATION ABOUT THE FUNDS’ TRUSTEES
The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 455-FUND [3863]. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.fundxfunds.com.
PRIVACY NOTICE
The Funds collect non-public information about you from the following sources:
•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

28

FundX Investment Trust
Additional Information (UNAUDITED)(Continued)
We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.
In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

29

	Symbol	CUSIP
FundX ETF	XCOR	360876809
FundX Aggressive ETF	XNAV	360876882
FundX Conservative ETF	XRLX	360876874
FundX Flexible ETF	XFLX	360876866

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Contact Us:
For more about our funds and strategies: 800-763-8639
www.FundXETFs.com
Advisor
One Capital Management, LLC
13075 Townsgate Road, Suite 350
Westlake Village, California 91361
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100,
Portland, ME 04101
Transfer Agent
U.S.Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S.Bank,N.A. Custody Operations
1555 N.RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
Legal Counsel
Cravath & Associates, LLC
19809 Shady Brook Way
Gaithersburg, MD 20879

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s form N-CSR filed May 31, 2022.

(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)  Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundX Investment Trust

By (Signature and Title)	/s/ Jeff Smith
Jeff Smith, Principal Executive Officer

Date	12/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jeff Smith
Jeff Smith, Principal Executive Officer

Date	12/3/2024

By (Signature and Title)	/s/ Sean McKeon
Sean McKeon, Principal Financial Officer

Date	12/5/2024

* Print the name and title of each signing officer under his or her signature.